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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30,2009

CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom itis signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison

PLACE:		London, UNITED KINGDOM

DATE:		JUNE 30 2009


                     REPORT SUMMARY


NUMBER OF OTHER INCLUDED MANAGERS:	0

FORM 13F INFORMATION TABLE TOTAL:	20

FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 114,322 (THOUSANDS)

LIST OF OTHER INCLUDED MANAGERS:        NONE


                      FORM 13F INFORMATION TABLE


COL 1                COL 2      COL 3     COL 4  COL 5   COL 6 COL 7 COL 8

                     TItle                Value  Shares  Inv   Other Voting
Name of Issuer       of Class   ID CUSIP  x$1000 No.     Disc  Mgrs  Auth

BLACK & DECKER CORP  Com Share	091797100 5,732	 200,000 YES   None   Sole
CISCO SYSTEMS INC    Com Share	17275R102 7,460	 400,000 YES   None   Sole
DELL INC	     Com Share	24702R101 6,865	 500,00  YES   None   Sole
HEWLETT-PACKARD CO   Com Share	428236103 5,797	 150,000 YES   None   Sole
JOHNSON & JOHNSON    Com Share	478160104 7,384	 130,000 YES   None   Sole
KELLOGG CO	     Com Share	487836108 4,657	 100,000 YES   None   Sole
COCA-COLA CO/THE     Com Share	191216100 6,959	 145,000 YES   None   Sole
LENNAR CORP-CL A     Com Share	526057104 2,470	 254,900 YES   None   Sole
MOODY'S CORP	     Com Share	615369105 2,635	 100,000 YES   None   Sole
MINDRAY MEDICAL ADR  Com Share	602675100 4,198	 150,000 YES   None   Sole
MORGAN STANLEY       Com Share	617446448 2,853	 100,000 YES   None   Sole
NASDAQ OMX GROUP/THE Com Share	631103108 8,524	 400,000 YES   None   Sole
NIKE INC -CL B       Com Share	654106103 5,440	 105,000 YES   None   Sole
NYSE EURONEXT        Com Share	629491101 11,594 425,000 YES   None   Sole
PRIDE INT INC	     Com Share	74153Q102 3,004	 120,000 YES   None   Sole
PROCTER & GAMBLE     Com Share	742718109 6,643  130,000 YES   None   Sole
VALERO ENERGY CORP   Com Share	91913Y100 4,215	 250,000 YES   None   Sole
WELLS FARGO & CO     Com Share	949746101 10,917 450,000 YES   None   Sole
WAL-MART STORES INC  Com Share	931142103 4,844	 100,000 YES   None   Sole
ZIMMER HOLDINGS INC  Com Share	98956P102 2,131	 50,000  YES   None   Sole




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